RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transactions [Abstract]
Time charter revenues from related parties	[1]	$ 14,705	$ 0	$ 24,995	$ 0
Management and administrative services fees	[2]	(592)	(758)	(1,329)	(1,410)
Ship management fees	[3]	(1,827)	(1,989)	(3,613)	(3,768)
Interest expense on Eskimo vendor loan	[4]	(1,686)	0	(3,038)	0
Total		$ 10,600	$ (2,747)	$ 17,015	$ (5,178)

[1]	Time charter revenues from related parties - This consists of revenue from the charters of the Golar Eskimo and the Golar Grand. In February 2015 we exercised our option requiring Golar to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate that would have been payable by the charterer. Pursuant to an agreement with Golar relating to Golar Eskimo, we have received an amount of $12.8 million for Golar to use the vessel for the period from January 20, 2015 to June 30, 2015.
[2]	Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management provides us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days' written notice.
[3]	Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.
[4]	Long term Eskimo vendor loan - In January 2015, we acquired the Golar Eskimo from Golar for $390.0 million. We funded a portion of the purchase price with the proceeds of a $220.0 million vendor loan from Golar. The loan is non-amortizing with a final balloon payment due in December 2016, and bears interest at a rate equal to LIBOR plus a blended margin of 2.84%. See note 8.